Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Certificates of deposit	$ 2,000,000		$ 2,000,000
Research and development costs	503,020	$ 146,901	685,167	$ 316,605	1,255,266	$ 2,103,366
Cash and cash equivalents					150,667
Series B cumulative dividends	126,037	$ 498,670	619,228	$ 991,860	$ (2,000,160)
Recognized income tax percentage					50.00%
Unrecognized tax benefits
Interest or penalties
Weighted average number of common shares outstanding, basic (in Shares)	1,419,767	694,450	1,061,697	694,450	696,373	691,006
Basic net loss per common share (in Dollars per share)	$ (2.75)	$ (1.66)	$ (5.01)	$ (3.15)	$ (8.4)	$ (9.92)
Diluted net loss per common share (in Dollars per share)	$ (2.75)	(1.66)	$ (5.01)	$ (3.15)	$ (8.4)	$ (9.92)
Total potentially dilutive shares			157,064	748,672	827,731	746,293
1-for-5.92 reverse stock [Member]
Summary of Significant Accounting Policies [Line Items]
Weighted average number of common shares outstanding, basic (in Shares)	41,104,826		6,943,383
Basic net loss per common share (in Dollars per share)	$ 0.17	$ 0.03
Diluted net loss per common share (in Dollars per share)			$ 0.32	$ 0.05
Total potentially dilutive shares					31,938,142	31,445,532